Significant Differences Between Generally Accepted Accounting Policies in the United Kingdom (UK GAAP) and those of the United States (US GAAP) (Details) - Summary of Reconciliation of the Income Tax Expense/(Credit) Under UK GAAP to US GAAP - GBP (£)
	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Taxation on ordinary activities	£ (654,170)	£ (613,258)	£ (536,461)	£ (315,163)	£ 511,024
Total deferred tax	(975,457)	(1,400,166)	(1,337,635)	(1,376,365)	(321,522)
In Accordance With United Kingdom [Member] | Change in Accounting Method Accounted for as Change in Estimate [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Taxation on ordinary activities	(654,170)	(613,258)	(536,461)	(315,163)	511,024
The Effect of Conversion to US GAAP [Member] | Change in Accounting Method Accounted for as Change in Estimate [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Taxation on ordinary activities	(1,302,941)	3,352,691	3,333,926	(817,124)	(1,379,481)
Total deferred tax	(648,771)	3,965,949	3,870,387	(501,961)	(1,890,505)
The Effect of Conversion to US GAAP [Member] | Change in Accounting Method Accounted for as Change in Estimate [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Recognition of deferred taxes in respect of non-tax adjustments, other than the effect below	(648,771)	1,548,118	(263,270)	(31,320)	(15,497)
Recognition of deferred tax asset in respect of losses due to recognition of deferred tax liabilities (2)					(1,793,000)
Recognition of French deferred tax asset in respect of losses due to recognition of deferred tax liabilities above(2)			(29,574)	(95,454)	(40,362)
Impact of change in UK tax rate on deferred tax assets and liabilities recognised under US GAAP(3)			1,745,400	585,000
Impact of change in French tax rate on deferred tax liabilities recognised under US GAAP (5)					(41,646)
Deferred tax assets no longer supported by deferred taxes from nontax adjustments				1,457,644
Total deferred taxes in respect of non-tax adjustments			1,452,556	1,915,870	(1,890,505)
Impact of a transaction in the subsequent events window on UK deferred tax assets(5)	(12,827,094)	2,417,831	2,417,831	(2,417,831)
Total deferred tax	£ (648,771)	£ 3,965,949	£ 3,870,387	£ (501,961)	£ (1,890,505)